Goodwill and other intangible assets - Summary of Terminal Growth Rates and Pre-tax Discount Rates Used in Discounted Cash Flow Models (Detail)	Aug. 01, 2018	Aug. 01, 2017
Canadian Banking [member]
Disclosure of information for cash-generating units [line items]
Discount rate	10.50%	10.10%
Terminal growth rate	3.00%	3.00%
Caribbean Banking [member]
Disclosure of information for cash-generating units [line items]
Discount rate	11.80%	12.00%
Terminal growth rate	4.30%	4.30%
Canadian Wealth Management [member]
Disclosure of information for cash-generating units [line items]
Discount rate	10.70%	11.20%
Terminal growth rate	3.00%	3.00%
Global asset management [member]
Disclosure of information for cash-generating units [line items]
Discount rate	10.60%	11.10%
Terminal growth rate	3.00%	3.00%
U.S. Wealth Management (including City National) [member]
Disclosure of information for cash-generating units [line items]
Discount rate	10.50%	13.40%
Terminal growth rate	3.00%	3.00%
International wealth management [member]
Disclosure of information for cash-generating units [line items]
Discount rate	9.20%	10.50%
Terminal growth rate	3.00%	3.00%
Insurance [member]
Disclosure of information for cash-generating units [line items]
Discount rate	10.50%	10.60%
Terminal growth rate	3.00%	3.00%
Investor & Treasury Services [member]
Disclosure of information for cash-generating units [line items]
Discount rate	10.80%	11.00%
Terminal growth rate	3.00%	3.00%
Capital Markets [member]
Disclosure of information for cash-generating units [line items]
Discount rate	10.90%	15.00%
Terminal growth rate	3.00%	3.00%